Short-Term Borrowings	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Short-Term Borrowings [Abstract]
Short-term borrowings

5. Short-term borrowings

	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Short-term borrowings
Xiamen International Bank Co., Ltd.	4,700,000	4,550,000
Total	4,700,000	4,550,000

Short-term borrowings represent amounts due to Xiamen International Bank to be matured within one year, with annual interest rate of 4.0%. The borrowings are newly proceeded with amount RMB4.55 million, started on December 12, 2024 and will mature on December 12, 2025. The borrowings are guaranteed by a principal shareholder of the Group, Mr. Zhan Jie and his spouse. The bank borrowings are for working capital and capital expenditure purposes.

Interest expenses were RMB198,746 and RMB116,650 for short-term borrowings for the six months ended December 31, 2023 and 2024, respectively.

5.	Short-term borrowings

	As of June 30,
	2023	2024
	RMB	RMB
Short-term borrowings
Xiamen International Bank Co., Ltd. (“Xiamen International”)	7,220,000	4,700,000
Total	7,220,000	4,700,000

Short-term borrowings represented amounts due to Xiamen International Bank to be matured within one year, with annual interest rate of 4.0%. The borrowings were newly proceeded with amount RMB5,000,000, started on December 6, 2023 and would mature on December 6, 2024. The borrowings were guaranteed by a principal shareholder of the Group, Mr. Zhan Jie and his spouse. The bank borrowings were for working capital and capital expenditure purposes. As of June 30, 2024, the borrowings of RMB300,000 had been repaid, with RMB4,700,000 was still outstanding.

Interest expenses were RMB435,656, RMB447,955 and RMB198,746 for short-term borrowings for the years ended June 30, 2022, 2023 and 2024, respectively.